Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Basis of Presentation [Abstract]
Basis of Presentation
2.	Basis of Presentation

The condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany items have been eliminated in consolidation. Certain prior period balances have been reclassified to conform to current period presentation.

The Company has corrected an immaterial error in classification by including its $41.3 million principal and interest obligation as of June 24, 2012 under the Second Lien Notes issued to SFL, and the related deferred income taxes, as part of continuing operations in the Unaudited Condensed Consolidated Balance Sheet as of June 24, 2012. The Company has also corrected an immaterial error in classification by including $1.3 million of interest expense associated with the Second Lien Notes issued to SFL within net loss from continuing operations on the Unaudited Condensed Statements of Operations for the quarter and six months ended June 24, 2012.

The Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 24, 2012 has been modified to disclose certain noncash transactions.

The Company has also included its Unaudited Consolidated Statement of Changes in Stockholders’ Equity (Deficiency) in order to more concisely disclose the impacts to shareholders’ equity during the six months ended June 24, 2012 as a result of the conversions of debt to equity and the issuance of warrants.

At a special meeting of the Company’s stockholders held on December 2, 2011, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation effecting a reverse stock split. On December 7, 2011, the Company filed its restated certificate of incorporation to, among other things, effect the 1-for-25 reverse stock split. In connection with the reverse stock split, stockholders received one share of common stock for every 25 shares of common stock held at the effective time. The reverse stock split reduced the number of shares of outstanding common stock from 56.7 million to 2.3 million. Unless otherwise noted, all share-related amounts herein reflect the reverse stock split. In addition, proportional adjustments were made to the number of shares issuable upon the vesting of restricted shares and the exercise of outstanding options to purchase shares of common stock and the per share exercise price of those options.

During the third quarter of 2011, the Company began a review of strategic alternatives for its Five Star Express (“FSX”) service. As a result of several factors, including: 1) the projected continuation of volatile trans-Pacific freight rates, 2) high fuel prices, and 3) significant operating losses, the Company decided to discontinue its FSX service. On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. Accordingly, there will not be any significant future cash flows related to these operations. As a result, the FSX service has been classified as discontinued operations in all periods presented.

During 2011, the entire component comprising the third-party logistics operations was discontinued. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations. As a result, the logistics operations have been classified as discontinued operations in all periods presented.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X, and accordingly, certain financial information has been condensed and certain footnote disclosures have been omitted. Such information and disclosures are normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). These financial statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 25, 2011. The Company uses a 52 or 53 week (every sixth or seventh year) fiscal year that ends on the Sunday before the last Friday in December.

The financial statements as of June 24, 2012 and the financial statements for the quarters and six months ended June 24, 2012 and June 26, 2011 are unaudited; however, in the opinion of management, such statements include all adjustments necessary for the fair presentation of the financial information included herein, which are of a normal recurring nature. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions and to use judgment that affects the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Results of operations for interim periods are not necessarily indicative of results for the full year.

The Company and each of its subsidiaries, other than Horizon Lines, LLC, fully and unconditionally guarantees the 11.00% First Lien Senior Secured Notes due 2016 and 13.00%-15.00% Second Lien Senior Secured Notes due 2016 in each case issued by Horizon Lines, LLC. See Note 3 for additional information. All of the Company’s subsidiaries are wholly-owned.

1.	Basis of Presentation and Operations

Horizon Lines, Inc. (the “Company”) operates as a holding company for Horizon Lines, LLC (“Horizon Lines”), a Delaware limited liability company and wholly-owned subsidiary, Horizon Logistics, LLC (“Horizon Logistics”), a Delaware limited liability company and wholly-owned subsidiary, Horizon Lines of Puerto Rico, Inc. (“HLPR”), a Delaware corporation and wholly-owned subsidiary, and Hawaii Stevedores, Inc. (“HSI”), a Hawaii corporation. Horizon Lines operates as a Jones Act container shipping business with primary service to ports within the continental United States, Puerto Rico, Alaska, and Hawaii. Under the Jones Act, all vessels transporting cargo between covered locations must, subject to limited exceptions, be built in the U.S., registered under the U.S. flag, manned by predominantly U.S. crews, and owned and operated by U.S.-organized companies that are controlled and 75% owned by U.S. citizens. Horizon Lines also offers terminal services. HLPR operates as an agent for Horizon Lines in Puerto Rico and also provides terminal services in Puerto Rico.

The accompanying consolidated financial statements include the consolidated accounts of the Company and its majority owned subsidiaries and the related consolidated statements of operations, comprehensive loss, changes in stockholders’ equity (deficiency) and cash flows. All significant intercompany accounts and transactions have been eliminated. Certain prior period balances have been reclassified to conform to current period presentation.

At a special meeting of the Company’s stockholders held on December 2, 2011, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation effecting a reverse stock split. On December 7, 2011, the Company filed its restated certificate of incorporation to, among other things, effect the 1-for-25 reverse stock split. In connection with the reverse stock split, stockholders received one share of common stock for every 25 shares of common stock held at the effective time. The reverse stock split reduced the number of shares of outstanding common stock from 56.7 million to 2.3 million. Unless otherwise noted, all share-related amounts herein reflect the reverse stock split. In addition, proportional adjustments were made to the number of shares issuable upon the vesting of restricted shares and the exercise of outstanding options to purchase shares of common stock and the per share exercise price of those options.

During the third quarter of 2011, the Company began a review of strategic alternatives for its FSX service. As a result of several factors, including: 1) the projected continuation of volatile trans-Pacific freight rates, 2) high fuel prices, and 3) operating losses, the Company decided to discontinue its FSX service. On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. As such, there will not be any significant future cash flows related to these operations. As a result, the FSX service has been classified as discontinued operations in all periods presented.

During 2011, the entire component comprising the third-party logistics operations was discontinued and former logistics customers are no longer customers of the Company. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations. As a result, the logistics operations have been classified as discontinued operations in all periods presented.